INVESTMENT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of major categories of net investment income

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Fixed maturities	$2,513	$2,481	$2,471
Equity securities	27	24	31
Commercial mortgage loans	505	443	389
Investment real estate	1	1	1
Other investment income	156	139	119
	3,202	3,088	3,011
Investment expenses	220	199	186
Net investment income	$2,982	$2,889	$2,825

Summary of net realized investment and derivative gains (losses)

Net gains (losses) — investments and derivatives are summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Realized gains (losses) — investments, net
Fixed maturities	$46	$46	$48
Equity securities	4	—	(3)
Other investments	20	45	9
Total realized gains (losses) — investments, net	70	91	54
Modco trading portfolio	(103)	130	243
Equity securities	(8)	13	50
Change in net expected credit losses — fixed maturities(1)	6	(125)	—
Net impairment losses recognized in operations(2)	—	—	(34)
Commercial mortgage loans	137	(149)	(4)
Gains (losses) — derivatives, net(3)	48	(195)	(368)
Net gains (losses) — investments and derivatives	$150	$(235)	$(59)
(1)	Represents net credit losses recognized under FASB ASC 326
(2)	Represents other-than-temporary impairment losses recognized in prior periods under FASB ASC 320
(3)	Refer to Note 6, Derivative Financial Instruments

Schedule of fair value (proceeds) and gains (losses) on securities in an unrealized gain or loss position

The chart below summarizes the sales proceeds and gains (losses) realized on securities classified as AFS.

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Securities in an unrealized gain position:
Sales proceeds	$1,537	$2,000	$2,514
Realized gains	$47	$51	$62
Securities in an unrealized loss position:
Sales proceeds	$35	$34	$547
Realized losses	$(1)	$(5)	$(14)

The following table includes the gross unrealized losses and fair value of the Company’s AFS fixed maturities, for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2021:

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

	(Dollars In Millions)
Residential mortgage-backed securities	$4,615	$(102)	$15	$—	$4,630	$(102)
Commercial mortgage-backed securities	129	(1)	88	(6)	217	(7)
Other asset-backed securities	249	(1)	47	(1)	296	(2)
U.S. government-related securities	306	(13)	158	(12)	464	(25)
Other government-related securities	76	(2)	—	—	76	(2)
States, municipalities, and political subdivisions	$37	$(1)	$4	$—	$41	$(1)
Corporate securities	4,841	(119)	515	(37)	5,356	(156)
Redeemable preferred stocks	20	—	—	—	20	—
	$10,273	$(239)	$827	$(56)	$11,100	$(295)

The following table includes the gross unrealized losses and fair value of the Company’s AFS fixed maturities, for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2020:

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

	(Recast)
	(Dollars In Millions)
Residential mortgage-backed securities	$386	$(1)	$9	$—	$395	$(1)
Commercial mortgage-backed securities	263	(16)	30	(4)	293	(20)
Other asset-backed securities	146	(2)	326	(5)	472	(7)
U.S. government-related securities	311	(3)	1	—	312	(3)
Other government-related securities	19	—	7	(1)	26	(1)
States, municipalities, and political subdivisions	34	(1)	5	—	39	(1)
Corporate securities	$1,063	$(33)	$728	$(66)	$1,791	$(99)
Redeemable preferred stocks	—	—	—	—	—	—
	$2,222	$(56)	$1,106	$(76)	$3,328	$(132)

Schedule of amortized cost and fair value of the Company's investments classified as available-for-sale

The amortized cost, gross unrealized gains, gross unrealized losses, allowance for expected credit losses, and fair value of the Company’s investments classified as AFS are as follows:

		Gross	Gross	Allowance for
	Amortized	Unrealized	Unrealized	Expected
	Cost	Gains	Losses	Credit Losses	Fair Value

	(Dollars In Millions)
As of December 31, 2021
Fixed maturities:(1)
Residential mortgage-backed securities	$6,876	$31	$(102)	$—	$6,805
Commercial mortgage-backed securities	2,239	75	(7)	—	2,307
Other asset-backed securities	1,391	31	(2)	—	1,420
U.S. government-related securities	821	12	(25)	—	808
Other government-related securities	680	75	(2)	—	753
States, municipals, and political subdivisions	3,747	410	(1)	—	4,156
Corporate securities	49,211	4,645	(156)	(1)	53,699
Redeemable preferred stocks	297	10	—	—	307
	65,262	5,289	(295)	(1)	70,255
Short-term investments	780	—	—	—	780
	$66,042	$5,289	$(295)	$(1)	$71,035
(1)	Included in the total above, as of December 31, 2021, the Company had public utility securities that had an amortized cost and fair value of $6.5 billion and $7.0 billion, respectively and foreign government securities that had an amortized cost and fair value of $620 million and $687 million, respectively.

As of December 31, 2020 (Recast)
Fixed maturities:(2)
Residential mortgage-backed securities	$6,510	$159	$(1)	$—	$6,668
Commercial mortgage-backed securities	2,429	128	(19)	(4)	2,534
Other asset-backed securities	1,546	40	(7)	(1)	1,578
U.S. government-related securities	1,492	26	(3)	—	1,515
Other government-related securities	622	96	(1)	—	717
States, municipals, and political subdivisions	3,902	519	(1)	—	4,420
Corporate securities	46,150	6,074	(99)	(18)	52,107
Redeemable preferred stocks	183	11	—	—	194
	62,834	7,053	(131)	(23)	69,733
Short-term investments	386	—	—	—	386
	$63,220	$7,053	$(131)	$(23)	$70,119
(2)	Included in the total above, as of December 31, 2020, the Company had public utility securities that had an amortized cost and fair value of $6.3 billion and $7.0 billion, respectively and foreign government securities that had an amortized cost and fair value of $557 million and $644 million, respectively.

Schedule of fair value of trading securities

	As of December 31,
	2021	2020

	(Dollars In Millions)
Fixed maturities:(1)
Residential mortgage-backed securities	$133	$209
Commercial mortgage-backed securities	209	214
Other asset-backed securities	185	163
U.S. government-related securities	33	91
Other government-related securities	64	30
States, municipals, and political subdivisions	286	282
Corporate securities	1,875	1,860
Redeemable preferred stocks	8	13
	2,793	2,862
Equity securities	13	20
Short-term investments	82	76
	$2,888	$2,958
(1)	Included in the total above, as of December 31, 2021, the Company had public utility and foreign government securities that had a fair value of $134 million and $44 million, respectively and as of December 31, 2020, the Company had public utility and foreign government securities that had a fair value of $144 million and $30 million, respectively.

Schedule of amortized cost and fair value of available-for-sale and held-to-maturity fixed maturities, by expected maturity

The amortized cost and fair value of available-for-sale fixed maturities as of December 31, 2021, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Available-for-sale
	Amortized	Fair
	Cost	Value

	(Dollars In Millions)
Due in one year or less	$1,707	$1,719
Due after one year through five years	11,046	11,453
Due after five years through ten years	15,434	16,135
Due after ten years	37,075	40,948
	$65,262	$70,255

Schedule of allowance for credit losses on fixed maturities

The following chart is a rollforward of the allowance for expected credit losses on fixed maturities classified as AFS:

	For The Year Ended December 31, 2021				For The Year Ended December 31, 2020
	Corporate				Corporate
	Securities	CMBS	ABS	Total	Securities	CMBS	ABS	Total

	(Dollars In Millions)				(Dollars In Millions)
Beginning Balance	$18	$4	$1	$23	$—	$—	$—	$—
Additions for securities for which an allowance was not previously recorded	—	—	—	—	62	4	1	67
Adjustments on previously recorded allowances due to change in expected cash flows	(1)	(4)	—	(5)	20	—	1	21
Reductions on previously recorded allowances due to disposal of security in the current period	—	—	(1)	(1)	(1)	—	(1)	(2)
Write-offs of previously recorded allowances due to intent or requirement to sell	(16)	—	—	(16)	(63)	—	—	(63)
Ending Balance	$1	$—	$—	$1	$18	$4	$1	$23

Summary of change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale

The change in unrealized gains (losses), net of allowance for expected credit losses and income taxes, on fixed maturities classified as AFS is summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Fixed maturities	$(1,523)	$3,271	$4,219